Consolidated Statements Of Operations And Comprehensive Loss - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Statement of Comprehensive Income [Abstract]
Net sales	$ 908,231	$ 221,053
Cost of sales	311,059	209,887
Gross profit	597,172	11,166
Research and development	1,010	1,754
Selling and administrative expenses	32,115	23,824
Operating loss	564,047	(14,412)
Other expense (income), net	1,031	4,727
Related Party Transaction, Amounts of Transaction	61,801	0
Interest expense	66,532	15,448
Interest income	(506)	(262)
Loss from continuing operations before provision for income taxes	435,189	(34,325)
Provision for (benefit from) income taxes	11,379	1,286
Net income (loss) from continuing operations	423,810	(35,611)
(Loss) income from discontinued operations, net of tax	1,311	(8,116)
Net loss	$ 425,121	$ (43,727)
Net income (loss) per share (usd per share)	$ 1.41	$ (0.14)
Income (Loss) from Continuing Operations, Per Basic Share	$ 1.40	$ (0.12)
Weighted Average Number of Shares Outstanding, Basic	302,225,923	302,225,923
Income (loss) from continuing operations per common share (usd per share)	$ 1.41	$ (0.14)
Income (Loss) from Continuing Operations, Per Diluted Share	$ 1.40	$ (0.12)
Weighted average common shares outstanding (shares)	302,228,712	302,225,923
Other comprehensive income:
Net income (loss)	$ 425,121	$ (43,727)
Foreign currency translation adjustments	(13,778)	13,595
Commodities and foreign currency derivatives and other, net of tax of $10, $13 and $(12), respectively	25,739	0
Other comprehensive (loss) income, net of tax	11,961	13,595
Comprehensive loss	$ 437,082	$ (30,132)